STOCKHOLDERS’ EQUITY - Dividends Declared and Paid (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended
	Mar. 06, 2023	Mar. 14, 2022	Jan. 31, 2023	Jan. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Equity [Abstract]
Cash dividend paid (in USD per share)	$ 0.08	$ 0.08	$ 0.08	$ 0.08
Dividends					$ (7,690)	$ (7,607)